Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Central Index Key	0001005020
Amendment Flag	false
Document Creation Date	May 17, 2013
Document Effective Date	May 17, 2013
Prospectus Date	Jan 31, 2013

Virtus Dynamic AlphaSectorSM Fund,

a series of Virtus Opportunities Trust

Supplement dated May 17, 2013 to the Prospectuses

dated January 31, 2013, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following corrects index performance information and the description of the indexes appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)
Class A
Return Before Taxes	0.56%	-1.96%	-1.35%	—
Return After Taxes on Distributions	0.07%	-2.13%	-1.52%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.04%	-1.73%	-1.20%	—
Class B
Return Before Taxes	1.88%	-1.78%	-1.52%	—
Class C
Return Before Taxes	5.94%	-1.55%	-1.50%	—
Class I
Return Before Taxes	7.20%	—	—	-1.34%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	12.89%
Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes)	8.30%	2.05%	2.50%	2.56%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Dynamic AlphaSectorSM Linked Benchmark consists of the S&P 500 Index; performance of the Dynamic AlphaSectorSM Linked Benchmark prior to February 6, 2012 is that of the Citigroup 90-Day Treasury Bill Index. The indexes are unmanaged and not available for direct investment.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Supplement [Text Block]	vot_SupplementTextBlock

Virtus Dynamic AlphaSectorSM Fund,

a series of Virtus Opportunities Trust

Supplement dated May 17, 2013 to the Prospectuses

dated January 31, 2013, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following corrects index performance information and the description of the indexes appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)
Class A
Return Before Taxes	0.56%	-1.96%	-1.35%	—
Return After Taxes on Distributions	0.07%	-2.13%	-1.52%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.04%	-1.73%	-1.20%	—
Class B
Return Before Taxes	1.88%	-1.78%	-1.52%	—
Class C
Return Before Taxes	5.94%	-1.55%	-1.50%	—
Class I
Return Before Taxes	7.20%	—	—	-1.34%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	12.89%
Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes)	8.30%	2.05%	2.50%	2.56%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Dynamic AlphaSectorSM Linked Benchmark consists of the S&P 500 Index; performance of the Dynamic AlphaSectorSM Linked Benchmark prior to February 6, 2012 is that of the Citigroup 90-Day Treasury Bill Index. The indexes are unmanaged and not available for direct investment.

VIRTUS DYNAMIC ALPHASECTOR FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock

Virtus Dynamic AlphaSectorSM Fund,

a series of Virtus Opportunities Trust

Supplement dated May 17, 2013 to the Prospectuses

dated January 31, 2013, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following corrects index performance information and the description of the indexes appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)
Class A
Return Before Taxes	0.56%	-1.96%	-1.35%	—
Return After Taxes on Distributions	0.07%	-2.13%	-1.52%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.04%	-1.73%	-1.20%	—
Class B
Return Before Taxes	1.88%	-1.78%	-1.52%	—
Class C
Return Before Taxes	5.94%	-1.55%	-1.50%	—
Class I
Return Before Taxes	7.20%	—	—	-1.34%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	12.89%
Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes)	8.30%	2.05%	2.50%	2.56%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Dynamic AlphaSectorSM Linked Benchmark consists of the S&P 500 Index; performance of the Dynamic AlphaSectorSM Linked Benchmark prior to February 6, 2012 is that of the Citigroup 90-Day Treasury Bill Index. The indexes are unmanaged and not available for direct investment.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Dynamic AlphaSectorSM Linked Benchmark consists of the S&P 500 Index; performance of the Dynamic AlphaSectorSM Linked Benchmark prior to February 6, 2012 is that of the Citigroup 90-Day Treasury Bill Index. The indexes are unmanaged and not available for direct investment.
VIRTUS DYNAMIC ALPHASECTOR FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.56%
5 Years	rr_AverageAnnualReturnYear05	(1.96%)
10 Years	rr_AverageAnnualReturnYear10	(1.35%)
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS DYNAMIC ALPHASECTOR FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.88%
5 Years	rr_AverageAnnualReturnYear05	(1.78%)
10 Years	rr_AverageAnnualReturnYear10	(1.52%)
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS DYNAMIC ALPHASECTOR FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.94%
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
10 Years	rr_AverageAnnualReturnYear10	(1.50%)
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS DYNAMIC ALPHASECTOR FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.20%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
VIRTUS DYNAMIC ALPHASECTOR FUND | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	(2.13%)
10 Years	rr_AverageAnnualReturnYear10	(1.52%)
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS DYNAMIC ALPHASECTOR FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
10 Years	rr_AverageAnnualReturnYear10	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS DYNAMIC ALPHASECTOR FUND | S&P 500 Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
VIRTUS DYNAMIC ALPHASECTOR FUND | S&P 500 Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
VIRTUS DYNAMIC ALPHASECTOR FUND | Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	2.50%
VIRTUS DYNAMIC ALPHASECTOR FUND | Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	May 17, 2013